Goodwill and Intangible Assets (Details Textual) (USD $)	3 Months Ended	9 Months Ended						12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013	Oct. 01, 2013	Mar. 31, 2014 Aldagen [Member]	Feb. 29, 2012 Aldagen [Member]	Mar. 31, 2014 Angel [Member]	Apr. 30, 2010 Angel [Member]	Dec. 31, 2013 Cost Of Sales [Member]	Mar. 31, 2014 General and Administrative Expense [Member]	Dec. 31, 2013 General and Administrative Expense [Member]	Mar. 31, 2014 Cost Of Royalties [Member]	Dec. 31, 2013 Cost Of Royalties [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill related to Aldagen acquisition				$ 422,000	$ 422,000	$ 707,000	$ 707,000
Amortization	274,750							88,000	52,333	209,000	39,249	69,000
Intangible Asset Carrying Value		1,700,000
Indefinite-lived Intangible Assets (Excluding Goodwill), Fair Value Disclosure			$ 1,500,000